Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.5%

Security	Principal Amount (000's omitted)	Value
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	$5,471	$ 5,718,260
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	761	821,930
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,595	2,573,243
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	983	1,081,889
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	3,050	3,208,771
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,794	3,945,481
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	946	948,626
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,673	1,708,806
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,923	2,019,180
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,393	2,392,155
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,775	2,754,937
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	1,332	1,336,029
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	577	630,571
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	63	67,531
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	1,097	1,093,933
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,750	2,731,300
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	147	153,650
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	3,485	3,492,113
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	2,890	2,956,157
Series 2014-2, Class B, 5.44%, 7/20/44(1)	167	168,177
Sunnova Helios II Issuer, LLC:
Series 2018-1A, Class B, 7.71%, 7/20/48(1)	830	866,506
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,918	2,905,508
Series 2021-A, Class B, 3.15%, 2/20/48(1)	824	799,047
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,731	8,066,329
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,916	3,056,295
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	1,954	2,085,895
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	769	768,235
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,500	5,567,452
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	2,140	2,305,832
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,490	2,653,880
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	10	10,068
Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,875	1,881,267
Security	Principal Amount (000's omitted)	Value
Tesla Auto Lease Trust: (continued)
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	$756	$ 758,961
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,535	1,567,417
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,340,727
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,622,241
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	1,000	1,004,592
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	2,030,321
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,739,864
Series 2020-A, Class E, 4.64%, 8/20/24(1)	973	1,022,603
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,510,320
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,425	1,552,678
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,155	5,207,636
Total Asset-Backed Securities (identified cost $91,476,075)		$94,126,413

Commercial Mortgage-Backed Securities — 6.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 4,328,364
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,338,318
Series KG04, Class A1, 0.845%, 6/25/30	3,821	3,724,863
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(2)	3,675	4,027,947
Series 2018-M4, Class A2, 3.147%, 3/25/28(2)	4,445	4,937,169
Series 2018-M13, Class A2, 3.697%, 9/25/30(2)	3,780	4,458,296
Series 2019-M1, Class A2, 3.673%, 9/25/28(2)	4,918	5,625,250
Series 2019-M9, Class A2, 2.937%, 4/25/29	4,514	4,991,696
Series 2019-M22, Class A2, 2.522%, 8/25/29	9,578	10,281,724
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	8,417,708
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	4,244,575
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,424	2,533,284
Total Commercial Mortgage-Backed Securities (identified cost $55,941,384)		$58,909,194

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Common Stocks — 0.3%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	34,128	$ 2,606,014
Total Common Stocks (identified cost $2,184,079)		$ 2,606,014

Corporate Bonds — 59.0%

Security	Principal Amount (000's omitted)*		Value
Communications — 1.0%
Verizon Communications, Inc., 1.50%, 9/18/30		9,234	$ 8,834,632
			$ 8,834,632
Consumer, Cyclical — 0.8%
Aptiv PLC, 5.40%, 3/15/49		1,500	$ 2,036,898
Tesla, Inc., 5.30%, 8/15/25(1)		4,696	4,859,843
			$ 6,896,741
Consumer, Non-cyclical — 3.2%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 3,357,659
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,512,097
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,322,921
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	11,650	14,158,570
PepsiCo, Inc., 2.875%, 10/15/49		6,700	6,937,191
			$28,288,438
Energy — 2.4%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)(4)		2,500	$2,546,619
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		17,294	17,746,584
5.00%, 1/31/28(1)		867	920,572
			$21,213,775
Financial — 24.1%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		5,000	$4,876,429
Banco BTG Pactual S.A., 2.75%, 1/11/26(1)		5,500	5,366,680
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(5)		23,441	24,536,812
Bank of Nova Scotia (The), 2.375%, 1/18/23		6,600	6,806,823
BNP Paribas S.A., 0.375% to 10/14/26, 10/14/27(3)(5)	EUR	7,500	8,909,756
Boston Properties, L.P., 3.40%, 6/21/29		4,200	4,565,678
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		6,740	6,701,541
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(5)		8,575	8,758,301
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	1,549,489
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(5)		9,000	8,878,469
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
DBS Group Holdings Ltd., 0.796%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	$ 3,658,273
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	6,300	7,897,777
Digital Euro Finco LLC, 2.50%, 1/16/26(3)	EUR	8,700	11,341,553
Equinix, Inc., 2.50%, 5/15/31		8,700	8,855,841
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	12,504,465
3.75%, 9/15/30(1)		6,592	6,457,919
6.00%, 4/15/25(1)		76	80,336
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(5)		7,600	7,624,727
4.625%, 1/6/26(1)		2,675	3,054,052
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(5)		8,800	8,809,172
Kimco Realty Corp., 2.70%, 10/1/30		2,500	2,572,348
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		6,694	6,690,363
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(7)		1,100	1,150,188
National Australia Bank, Ltd., 3.625%, 6/20/23(4)		3,243	3,443,543
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		9,903	10,394,386
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	8,017,504
Prologis, L.P., 1.25%, 10/15/30(4)		4,114	3,877,217
Prudential Financial, Inc., 1.50%, 3/10/26		4,394	4,464,826
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,678,285
Royal Bank of Canada, 0.25%, 5/2/24(3)	EUR	8,600	10,314,840
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,989,178
Vornado Realty L.P., 2.15%, 6/1/26		2,500	2,535,130
Welltower, Inc., 2.70%, 2/15/27		4,500	4,781,009
			$215,142,910
Government - Multinational — 4.5%
Asian Development Bank:
1.875%, 8/10/22		1,500	$1,528,929
2.125%, 3/19/25		750	790,597
2.375%, 8/10/27		750	805,245
3.125%, 9/26/28(4)		800	898,887
European Bank for Reconstruction & Development, 1.625%, 9/27/24		2,635	2,722,085
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	4,482,669
2.375%, 5/24/27		10,503	11,278,527
2.50%, 10/15/24(4)		1,000	1,063,771
3.30%, 2/3/28	AUD	1,300	1,096,135
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,436,065
2.125%, 3/3/25		4,000	4,210,844
3.125%, 11/20/25		4,150	4,566,722
International Finance Corp., 2.125%, 4/7/26		1,547	1,639,478

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
Nordic Investment Bank, 2.25%, 9/30/21		950	$ 954,957
			$ 40,474,911
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,766,502
			$ 4,766,502
Industrial — 2.7%
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		5,750	$ 5,546,235
Owens Corning, 3.95%, 8/15/29		11,882	13,437,617
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,437,548
2.25%, 1/30/31(4)		1,821	1,836,448
			$24,257,848
Technology — 4.7%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$27,038,606
NXP B.V./NXP Funding, LLC NXP USA, Inc.:
2.50%, 5/11/31(1)		5,000	5,060,207
3.40%, 5/1/30(1)		2,161	2,362,026
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	7,806,357
			$42,267,196
Utilities — 15.1%
AES Corp. (The), 2.45%, 1/15/31(1)(4)		18,302	$18,138,129
Avangrid, Inc.:
3.15%, 12/1/24		3,953	4,230,853
3.80%, 6/1/29		8,600	9,715,904
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	3,099,677
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		4,300	4,515,903
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30		2,083	2,292,195
3.60%, 6/15/61		3,000	3,110,329
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR	4,250	5,223,478
1.125%, 9/16/26(3)	EUR	6,100	7,616,371
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		12,994	12,551,817
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,713,266
3.65%, 8/1/48		4,490	5,130,303
4.25%, 7/15/49		2,890	3,646,797
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		8,879	8,988,622
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		257	271,456
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
NextEra Energy Operating Partners, L.P.: (continued)
4.50%, 9/15/27(1)	6,214	$ 6,736,908
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,782	3,727,500
Northern States Power Co.:
2.25%, 4/1/31	2,310	2,379,926
2.60%, 6/1/51	6,100	5,812,920
NSTAR Electric Co., 3.25%, 5/15/29	4,000	4,397,493
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,916	10,289,833
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	5,425,322
4.10%, 6/15/48	1,000	1,222,644
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,650,147
Tucson Electric Power Co., 1.50%, 8/1/30	2,500	2,378,292
		$134,266,085
Total Corporate Bonds (identified cost $514,746,478)		$526,409,038

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$1,700	$ 1,666,034
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,666,034

Preferred Stocks — 1.8%

Security	Shares	Value
Electric Utilities — 1.0%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 8,955,610
		$ 8,955,610
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 2,297,240
Series A2, 6.375%(4)	169,100	4,447,330
		$ 6,744,570
Total Preferred Stocks (identified cost $15,400,394)		$ 15,700,180

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans(10) — 0.3%

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.3%
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	$3,175	$ 3,161,605
Total Senior Floating-Rate Loans (identified cost $3,166,816)		$ 3,161,605

Sovereign Government Bonds — 12.1%

Security	Principal Amount (000's omitted)*		Value
Canada — 1.2%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$ 2,642,013
2.65%, 2/5/25	CAD	5,000	4,271,822
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,284,290
			$ 11,198,125
Chile — 0.2%
Chile Government International Bond, 2.55%, 1/27/32		1,500	$ 1,536,750
			$ 1,536,750
Finland — 0.9%
Kuntarahoitus Oyj:
0.05%, 9/6/29(3)	EUR	3,750	$4,495,377
1.375%, 9/21/21(1)		3,500	3,509,454
			$8,004,831
France — 6.0%
French Republic Government Bond OAT:
0.50%, 6/25/44(1)(3)	EUR	8,000	$9,063,343
1.75%, 6/25/39(1)(3)	EUR	30,790	44,327,446
			$53,390,789
Germany — 1.0%
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	$2,849,956
1.75%, 9/14/29		2,200	2,272,112
2.00%, 9/29/22		3,965	4,055,319
			$9,177,387
Italy — 1.0%
Italy Buoni Poliennali Del Tesoro, 1.50%, 4/30/45(1)(3)	EUR	7,400	$8,528,512
			$8,528,512
Security	Principal Amount (000's omitted)*		Value
Netherlands — 1.0%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	$ 2,295,002
2.125%, 11/15/21(1)		1,280	1,289,453
2.375%, 3/24/26(1)		1,700	1,816,920
3.125%, 12/5/22(1)		500	520,420
Netherlands Government Bond, 0.50%, 1/15/40(1)(3)	EUR	2,400	3,003,404
			$ 8,925,199
Sweden — 0.8%
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	$7,092,754
			$7,092,754
Total Sovereign Government Bonds (identified cost $107,797,744)			$107,854,347

Taxable Municipal Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 9,203,915
		$ 9,203,915
Water and Sewer — 2.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 2,366,481
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	150	174,655
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	620	634,421
2.184%, 9/1/31	500	511,240
2.264%, 9/1/32	445	454,234
2.344%, 9/1/33	1,445	1,472,325
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(11)	605	938,095
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	11,479,079
		$18,030,530
Total Taxable Municipal Obligations (identified cost $24,911,798)		$27,234,445

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 1.3%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$4,111	$ 4,255,546
2.36%, 10/15/29	2,663	2,825,635
3.16%, 6/1/33	167	185,336
3.22%, 9/15/29	662	726,984
3.52%, 9/20/32	3,053	3,412,979
Total U.S. Government Agencies and Instrumentalities (identified cost $10,655,664)		$ 11,406,480

U.S. Government Agency Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, 6/1/26	$1,824	$ 1,953,598
Pool #AN1909, 2.68%, 7/1/26	2,000	2,150,575
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,873,488)		$ 4,104,173

Short-Term Investments — 2.9%
Affiliated Fund — 2.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(12)	23,205,934	$ 23,205,934
Total Affiliated Fund (identified cost $23,205,934)		$ 23,205,934
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(13)	3,061,365	$ 3,061,365
Total Securities Lending Collateral (identified cost $3,061,365)		$ 3,061,365
Total Short-Term Investments (identified cost $26,267,299)		$ 26,267,299
Total Investments — 98.5% (identified cost $858,121,219)		$879,445,222
Other Assets, Less Liabilities — 1.5%		$ 13,295,662
Net Assets — 100.0%		$892,740,884

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $336,372,092 or 37.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $139,363,096 or 15.8% of the Fund's net assets.
(4)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $4,175,105 and the total market value of the collateral received by the Fund was $4,285,960, comprised of cash of $3,061,365 and U.S. government and/or agencies securities of $1,224,595.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $1,666,034, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Country Allocation (% of Total Investments)
United States	67.4%
France	7.1
Netherlands	5.8
Canada	5.4
Other (less than 3.0% each)	14.3
Total	100.0%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,796,388	AUD	3,609,626	State Street Bank and Trust Company	8/31/21	$88,646	$ —
USD	14,423,617	CAD	17,471,087	State Street Bank and Trust Company	8/31/21	329,924	—
USD	174,848,341	EUR	143,041,410	State Street Bank and Trust Company	8/31/21	5,031,918	—
USD	9,196,850	EUR	7,539,416	State Street Bank and Trust Company	8/31/21	246,178	—
USD	7,447,042	SEK	61,714,020	State Street Bank and Trust Company	8/31/21	231,949	—
						$5,928,615	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	15	Long	9/30/21	$3,304,805	$(5,299)
U.S. 5-Year Treasury Note	221	Long	9/30/21	27,277,961	(41,969)
U.S. 10-Year Treasury Note	100	Long	9/21/21	13,250,000	43,943
U.S. Long Treasury Bond	(145)	Short	9/21/21	(23,308,750)	(736,599)
U.S. Ultra 10-Year Treasury Note	(503)	Short	9/21/21	(74,043,172)	(1,256,783)
U.S. Ultra-Long Treasury Bond	(75)	Short	9/21/21	(14,451,563)	(650,216)
					$(2,646,923)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended June 30, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $26,022,156, which represents 2.9% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(1)	$ —	$ —	$ —	$ —	$(11,272)	$ 1,150,188	$ 9,266	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(2)	1,189,991	—	(1,196,055)	—	6,064	—	3,738	—
1.50%, 12/15/23(2)	—	1,700,000	—	—	(33,966)	1,666,034	13,883	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	3,019,064	331,337,064	(311,145,742)	(4,452)	—	23,205,934	27,352	23,205,934
Totals				$(4,452)	$(39,174)	$26,022,156	$54,239

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$94,126,413	$ —	$94,126,413
Commercial Mortgage-Backed Securities	—	58,909,194	—	58,909,194
Common Stocks	2,606,014(1)	—	—	2,606,014
Corporate Bonds	—	526,409,038	—	526,409,038
High Social Impact Investments	—	1,666,034	—	1,666,034
Preferred Stocks	15,700,180	—	—	15,700,180
Senior Floating-Rate Loans	—	3,161,605	—	3,161,605
Sovereign Government Bonds	—	107,854,347	—	107,854,347
Taxable Municipal Obligations	—	27,234,445	—	27,234,445
U.S. Government Agencies and Instrumentalities	—	11,406,480	—	11,406,480
U.S. Government Agency Mortgage-Backed Securities	—	4,104,173	—	4,104,173
Short-Term Investments:
Affiliated Fund	—	23,205,934	—	23,205,934

Calvert
Green Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$3,061,365	$ —	$ —	$3,061,365
Total Investments	$21,367,559	$858,077,663	$ —	$879,445,222
Forward Foreign Currency Exchange Contracts	$ —	$5,928,615	$ —	$5,928,615
Futures Contracts	43,943	—	—	43,943
Total	$21,411,502	$864,006,278	$ —	$885,417,780
Liability Description
Futures Contracts	$(2,690,866)	$ —	$ —	$(2,690,866)
Total	$(2,690,866)	$ —	$ —	$(2,690,866)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.